CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Preferred Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Foreign Currency Translation- Company [Member]	Accumulated Other Comprehensive Income (Loss), Net [Member]
Balance at Dec. 31, 2009	$ 94,419	$ 192	$ 86	$ 55,338	$ 30,340	$ 10,968	$ (2,505)
Balance, shares at Dec. 31, 2009		19,565,000
Dividend	(17,282)				(17,282)
Other comprehensive income (loss)	(2,999)						(2,999)
Net income	28,658				28,658
Foreign currency translation-company	12,495					12,495
Balance at Dec. 31, 2010	115,291	192	86	55,338	41,716	23,463	(5,504)
Balance, shares at Dec. 31, 2010		19,565,000
Dividend	(3,615)				(3,615)
Other comprehensive income (loss)	11,810						11,810
Net income	29,052				29,052
Foreign currency translation-company	(16,087)					(16,087)
Balance at Dec. 31, 2011	136,451	192	86	55,338	67,153	7,376	6,306
Balance, shares at Dec. 31, 2011		19,565,000
Dividend	(27,182)				(27,182)
Other comprehensive income (loss)	2,211						2,211
Net income	39,632				39,632
Issuance of ordinary shares, net of issuance expenses of $8,825	76,521	82		76,439
Issuance of ordinary shares, net of issuance expenses of $8,825, shares		7,659,000
Conversion of preferred shares to ordinary shares		86	(86)
Conversion of preferred shares to ordinary shares, shares		7,141,250
Equity-based compensation expense related to employees	3,660			3,660
Foreign currency translation-company	(7,376)					(7,376)
Balance at Dec. 31, 2012	$ 223,917	$ 360		$ 135,437	$ 79,603		$ 8,517
Balance, shares at Dec. 31, 2012		34,365,250